UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.1%

Security	Principal Amount (000’s omitted)	Value
Education — 24.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,193,651
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,702,500
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	473,990
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,006,243
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	3,022,090
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	611,094
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	849,630
University of Pittsburgh, 5.25%, 9/15/29	500	582,840
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	630,424

		$10,072,462

Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$523,450

		$523,450

General Obligations — 3.8%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,188,000
Montgomery County, 5.00%, 3/15/20	300	374,082

		$1,562,082

Hospital — 16.3%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$806,783
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,063,460
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,455	1,490,138
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,282,312
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	267,110
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	735,183
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	847,073
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	266,735

		$6,758,794

Insured-Education — 17.1%
Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,000	$1,001,110
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	500	542,060

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	$1,665	$1,770,161
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,335,015
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	535,090
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	548,515
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	407,640
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	939,768

		$7,079,359

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$789,705

		$789,705

Insured-General Obligations — 27.8%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,418,113
Centennial School District, (AGM), 5.25%, 12/15/37	660	735,748
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,440,841
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	434,890
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	537,090
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,748,540
Norwin School District, (AGM), 3.25%, 4/1/27	1,500	1,496,985
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,609,650
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,065,380
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,047,642

		$11,534,879

Insured-Hospital — 8.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$324,702
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	500	525,075
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,721,623
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	865	865,285

		$3,436,685

Insured-Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,101,050

		$1,101,050

Insured-Lease Revenue/Certificates of Participation — 4.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$550,745
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,318,020

		$1,868,765

Insured-Special Tax Revenue — 3.1%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$10,835	$917,399
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,450	368,015

		$1,285,414

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 9.1%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$322,444
Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,000	1,100,780
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,100	2,340,912

		$3,764,136

Insured-Utilities — 2.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$912,446

		$912,446

Insured-Water and Sewer — 13.2%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$327,849
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,679,175
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	549,880
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	925,421
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	731,888
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,102,951
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	156,814

		$5,473,978

Other Revenue — 3.0%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	$1,100	$1,241,218

		$1,241,218

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$207,482

		$207,482

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$128,938

		$128,938

Transportation — 12.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,744,995
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	504,776
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	788,466
Pennsylvania Turnpike Commission, 1.00%, 12/1/30	500	465,035
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,117,690
Philadelphia Airport, 5.25%, 6/15/27	500	563,850

		$5,184,812

Water and Sewer — 3.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$543,070
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	834,156

		$1,377,226

Total Tax-Exempt Investments — 155.1% (identified cost $60,262,020)		$64,302,881

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.4)%		$(21,725,327)

Other Assets, Less Liabilities — (2.7)%		$(1,131,336)

Net Assets Applicable to Common Shares — 100.0%		$41,446,218

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 57.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 22.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	60 U.S. 30-Year Treasury Bond	Short	$(8,834,890)	$(8,878,125)	$(43,235)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $43,235.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,197,076

Gross unrealized appreciation	$4,532,726
Gross unrealized depreciation	(466,921)

Net unrealized appreciation	$4,065,805

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,302,881	$—	$64,302,881
Total Investments	$—	$64,302,881	$—	$64,302,881

Liability Description
Futures Contracts	$(43,235)	$—	$—	$(43,235)
Total	$(43,235)	$—	$—	$(43,235)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012